Cover	Nov. 30, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	to include the financial statements of the business acquired and the pro forma information required by Items 9.01(a) and 9.01(b) of From 8-K
Document Period End Date	Nov. 30, 2022
Entity File Number	000-55685
Entity Registrant Name	HWGC Holdings Limited
Entity Central Index Key	0001623590
Entity Tax Identification Number	30-0803939
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2 Portman Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1H 6DU,
City Area Code	+603
Local Phone Number	2143 2889
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false